INTEREST RATE SWAP DERIVATIVES - Narrative (FY) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($) instrument	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) instrument	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) instrument	Dec. 31, 2019 USD ($) instrument
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of swap agreements terminated					3
Number of swap agreements classified to liabilities					1
Unrealized gain (loss) on derivatives | $	$ 90,600	$ (7,785)	$ 517,719	$ (1,292,752)	$ (770,898)	$ (820,496)
Interest Rate Swap
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of mortgage notes payable	4		4			4
Number of swap agreements terminated			4
Interest Rate Swap | REIT I
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Number of additional derivative instruments acquired						8